Significant Accounting Policies (Details) - Schedule of outstanding share options and warrants - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Outstanding Share Options And Warrants Abstract
Options	27,002,200	18,422,700	11,923,400
Warrants	375,197,640	377,947,640	228,192,286
Total	402,199,840	396,370,340	240,115,686